CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 2,903,915	$ 445,044	¥ 3,103,958	¥ 2,228,117
Cost of revenues (including share-based compensation expenses of RMB6,420, RMB4,352 and RMB2,294 for the years ended December 31, 2018, 2019 and 2020, respectively)	(1,558,596)	(238,865)	(1,629,447)	(1,242,889)
Gross profit	1,345,319	206,179	1,474,511	985,228
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB28,848, RMB21,870 and RMB13,290 for the years ended December 31, 2018, 2019 and 2020, respectively)	(1,048,521)	(160,693)	(1,083,795)	(848,088)
General and administrative expenses (including share-based compensation expenses of RMB339,689, RMB204,218 and RMB12,439 for the years ended December 31, 2018, 2019 and 2020, respectively)	(469,163)	(71,902)	(748,259)	(775,883)
Impairment loss on intangible assets	(4,100)	(628)
Total operating expenses	(1,521,784)	(233,223)	(1,832,054)	(1,623,971)
Operating loss	(176,465)	(27,044)	(357,543)	(638,743)
Interest expense	(80,319)	(12,309)	(71,099)	(51,901)
Interest income	46,150	7,073	25,542	2,826
Foreign exchange (loss) gain	(1,322)	(203)	243	(7,621)
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	(20,917)	(3,206)	(104,589)	(131,748)
Loss on extinguishment of convertible notes				(900)
Other income, net	78,440	12,021
Gain on disposal of subsidiaries	126,968	19,459
Loss before income taxes	(27,465)	(4,209)	(507,446)	(828,087)
Income tax expenses	(9,195)	(1,409)	(12,188)	(5,322)
Net loss	(36,660)	(5,618)	(519,634)	(833,409)
Less: Net income (loss) attributable to non-controlling interest	(4,454)	(683)	(1,101)	2
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (32,206)	$ (4,935)	¥ (518,533)	¥ (833,411)
Net loss per share attributable to ordinary shareholders of Puxin Limited
Basic and diluted | (per share)	¥ (0.18)	$ (0.03)	¥ (3.03)	¥ (5.78)
Weighted average shares used in calculating basic and diluted net loss per share	174,156,247	174,156,247	170,903,317	144,157,947